OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the pension benefits
At the beginning of the year	$ 2,736	$ 3,924
Service cost	151	166
Interest cost	1,856	1,267
Actuarial results	420	(87)	$ 212
RECPAM	(2,914)	(2,534)
At the end of the year	$ 2,249	$ 2,736	$ 3,924